Basis of preparation (Details)			12 Months Ended
	Mar. 04, 2021 CHF (SFr)	Dec. 01, 2020 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)
Basis of preparation (Details) [Line Items]
Total cash | SFr			SFr 15,395			SFr 984,191
Cash and cash equivalents (in Francs) | SFr			15,000
Issuance of common shares | $				$ 5,100,000
Convertible loan	SFr 604,545	SFr 895,455		2,500,000
Milestone payment			700,000	1,000,000
Tax asset (in Francs) | SFr			SFr 41,430			SFr 31,879
OligoPhore™ [Member]
Basis of preparation (Details) [Line Items]
Financing instruments | $				12,900,000
SemaPhore™ [Member]
Basis of preparation (Details) [Line Items]
Financing instruments | $				$ 9,100,000
Switzerland [Member]
Basis of preparation (Details) [Line Items]
Tax term			7 years	7 years
United States [Member]
Basis of preparation (Details) [Line Items]
Tax term			20 years	20 years
Bottom of range [member]
Basis of preparation (Details) [Line Items]
Total cash | SFr			SFr 15,000,000
Bottom of range [member] | Board of Directors [Member]
Basis of preparation (Details) [Line Items]
Total cash | $					$ 15
Top of range [member]
Basis of preparation (Details) [Line Items]
Total cash | SFr			SFr 17,000,000
Top of range [member] | Board of Directors [Member]
Basis of preparation (Details) [Line Items]
Total cash | $					$ 17,000,000